Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 3,642,328	$ 4,575,119
Short-term investment	271,455	3,352,062
Investments at fair value	13,614,050	12,307,860
Receivables	25,713	169,380
Due from related parties	38,945	223,672
Prepaid expenses and deposits	120,921	72,035
Current assets	17,713,412	20,700,128
Non-current assets
Long-term deposit	26,295	51,277
Property, plant and equipment	5,197	7,066
Assets	17,744,904	20,758,471
Current liabilities
Accounts payable and accrued liabilities	186,635	211,427
Current liabilities	186,635	211,427
Equity attributable to owners of the parent
Share capital	41,976,886	41,976,886
Contributed surplus	9,630,905	9,322,102
Deficits	(34,049,522)	(30,751,944)
Total equity	17,558,269	20,547,044
Total liabilities and equity	17,744,904	20,758,471
Minco Silver Corp [Member]
Current assets
Cash and cash equivalents	22,102,526	20,195,199
Short-term investment	25,338,081	31,410,880
Receivables	612,140	541,293
Due from related parties	0	163,167
Prepaid expenses and deposits	250,001	202,213
Current assets	48,302,748	52,512,752
Non-current assets
Mineral interests	61,098,589	59,141,579
Property, plant and equipment	208,662	295,612
Assets	109,609,999	111,949,943
Current liabilities
Accounts payable and accrued liabilities	474,699	424,635
Due to related parties	27,523	205,145
Due to minority shareholders of a subsidiary	164,000	0
Current liabilities	666,222	629,780
Equity attributable to owners of the parent
Share capital	107,538,681	107,216,932
Contributed surplus	25,498,500	22,682,099
Accumulated other comprehensive income	6,530,421	6,795,087
Deficits	(41,767,830)	(36,692,296)
Equity attributable to owners of parent	97,799,772	100,001,822
Non-controlling interest	11,144,005	11,318,341
Total equity	108,943,777	111,320,163
Total liabilities and equity	$ 109,609,999	$ 111,949,943